Commitments - Schedule of future minimum cash lease payments (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Commitments [Line Items]
2021	$ 7,143
2022	6,090
2023	5,180
2024	7,059
2025	7,243
Thereafter	68,415
Total	$ 101,130
Facilities And Office Equipment Under Non Cancellable Lease Agreement [Member]
Other Commitments [Line Items]
2021		$ 7,143
2022		6,090
2023		5,180
2024		7,059
2025		7,243
Thereafter		68,415
Total		$ 101,130